APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Mutual Funds Trust
	Two International Place
	Boston, Massachusetts 02110

2.The name of each series or class of
securities for which this
Form is filed (state "All Series" if Form is being filed for all series):

	Eaton Vance Emerging and Frontier Countries Equity Fund Eaton Vance Emerging Markets Local Income Fund
	Eaton Vance Floating-Rate Fund
	Eaton Vance Floating-Rate Advantage Fund
	Eaton Vance Floating-Rate & High Income Fund
	Eaton Vance Global Bond Fund
	Eaton Vance Global Income Builder Fund
	Eaton Vance Global Macro Absolute Return Fund
	Eaton Vance Global Macro Absolute Return Advantage Fund Eaton Vance Global Small-Cap Equity Fund
	Eaton Vance Government Opportunities Fund
	Eaton Vance High Income Opportunities Fund
	Eaton Vance Multi-Asset Credit Fund
	Eaton Vance Short Duration Government Income Fund
	Eaton Vance Short Duration High Income Fund
	Eaton Vance Short Duration Strategic Income Fund
	Eaton Vance Tax-Managed Equity Asset Allocation Fund Eaton Vance Tax-Managed Global Dividend Income Fund Eaton Vance Tax-Managed Multi-Cap Growth Fund
	Eaton Vance Tax-Managed Small-Cap Fund
	Eaton Vance Tax-Managed Value Fund
	Parametric Tax-Managed International Equity Fund

3. Investment Company Act File Number:
				811-04015

    Securities Act File Number:
				002-90946

4(a). Last day of fiscal year for which this Form is filed:

				10/31/2021

4(b). Is this Form is being filed late (i.e.,
 more than 90 days after the
end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities
sold during the
fiscal year pursuant to section 24(f):
$	$25,284,977,113

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
	$	$17,852,224,854

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:
$	$6,321,673,974

(iv)  Total available redemption credits
 [add items 5(ii) and 5(iii)]:
$	$24,173,898,828

(v)    Net sales - if item 5(i) is greater
than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
 $	$1,111,078,285

(vi)   Redemption credits available for use
 in future years -
if item 5(i) is less than item 5(iv)
 [subtract item
5(iv) from item 5(i)]:
$	$0

(vii)  Multiplier for determining registration
fee (See Instructions C.9):
x	0.0000927

(viii) Registration fee due [multiply Item
5(v) by Item 5(vii)] (enter
"0" if no fee is due):
=	$102,996.96


6. Prepaid Shares

If the response to item 5(i) was determined
 by deducting an amount
of securities that were registered under
 the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
 [effective date of recession of
rule 24e-2], then report the amount of
securities (number of shares or
other units) deducted here:
$0.00

If there is a number of shares or other
units that were registered pursuant
to rule 24e-2 remaining unsold at the end
 of the fiscal year for which this
Form is filed that are available for use
 by the issuer in future fiscal years,
then state that number here:
$0.00


7. Interest due - if this Form is being
 filed more than 90 days after the end
of the issuer's fiscal year (See Instruc
tion D):
	$0.00


8. Total of the amount of the registration
 fee due plus any interest
due [line 5(viii) plus line 7]:
$102,996.96


9. Date the registration fee and any
interest payment was sent to
the Commission's lockbox depository:

1/27/2022
Method of delivery:
Wire Transfer		X
		Mail or other means

Signatures

This report has been signed below by
the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Michael Shattuck
Vice President of Eaton Vance Management

Date: 01/27/2022